Supplement to the
Fidelity® Balanced Fund
October 30, 2009
Prospectus

The following information supplements the biographical information found in the "Fund Mangement" section beginning on page 24.

Nathan Strik is a member of FMR's Multi-Manager Group and co-manager of the energy sector of Balanced Fund, which he has managed since January 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2002, Mr. Strik has worked as a research analyst and portfolio manager.

BAL-10-01 January 22, 2010
1.468108.118

Supplement to the
Fidelity® Balanced Fund
Class K
October 30, 2009
Prospectus

The following information supplements the biographical information found in the "Fund Management" section beginning on page 20.

Nathan Strik is a member of FMR's Multi-Manager Group and co-manager of the energy sector of Balanced Fund, which he has managed since January 2010. He also manages other Fidelity funds. Since joining Fidelity Investments in 2002, Mr. Strik has worked as a research analyst and portfolio manager.

BAL-K-10-01 January 22, 2010
1.878258.103